PRINCIPAL ACCOUNTING POLICIES - Additional Information (Details)		1 Months Ended	12 Months Ended
	Jun. 29, 2021 director	Sep. 30, 2019 subsidiary	Dec. 31, 2021 USD ($) segment	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Number of directors appointed | director	2
Cash and cash equivalents			$ 67,200,000				¥ 428,420,773	$ 4,973,832	¥ 31,696,237
Allowance for doubtful accounts receivable			100,000	¥ 600,000	¥ 2,300,000
Allowance for doubtful accounts written off			200,000	1,300,000	2,100,000	¥ 3,200,000
Number of subsidiaries disposed off | subsidiary		3
Advertising expenses			3,500,000	20,000,000.0	100,000	200,000
Unrestricted government subsidies from local government			$ 20,000.00	¥ 100,000	¥ 100,000	¥ 1,200,000
Number of operating segment | segment			1	1
Deferred Revenue | ¥							0
Controlled by PRC State Administration for Foreign Exchange, under authority of People's Bank of China
PRINCIPAL ACCOUNTING POLICIES
Cash and cash equivalents			$ 3,100,000				¥ 19,700,000		¥ 1,100,000
Red 5 Studios, Inc. ("Red 5")
PRINCIPAL ACCOUNTING POLICIES
Percentage of shares acquired			34.71%				34.71%
Minimum
PRINCIPAL ACCOUNTING POLICIES
Share-based awards vesting period			1 year	1 year
Maximum
PRINCIPAL ACCOUNTING POLICIES
Share-based awards vesting period			4 years	4 years
Land use right
PRINCIPAL ACCOUNTING POLICIES
Intangible Assets, useful life			44 years	44 years